Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 676,308	¥ 651,520
Fair value of plan assets	572,903	495,452
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	611,602	615,551
Fair value of plan assets	560,093	489,929
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	485,466	360,742
Fair value of plan assets	358,315	244,296
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	463,089	324,869
Fair value of plan assets	¥ 358,315	¥ 244,296